Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: March 12, 2024

Payment Date	3/15/2024
Collection Period Start	2/1/2024
Collection Period End	2/29/2024
Interest Period Start	2/15/2024
Interest Period End	3/14/2024

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$294,809,260.46	$21,226,740.13	$273,582,520.33	0.586835	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$440,892,260.46	$21,226,740.13	$419,665,520.33

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$444,283,470.45	$423,056,730.32	0.311877
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$444,283,470.45	$423,056,730.32
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$294,809,260.46	0.77000%	30/360	$189,169.28
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$440,892,260.46			$330,243.03

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$444,283,470.45	$423,056,730.32
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$444,283,470.45	$423,056,730.32
Number of Receivables Outstanding	40,492	39,656
Weighted Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	33	32

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,433,253.19
Principal Collections	$21,060,788.02
Liquidation Proceeds	$84,324.90
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$22,578,366.11
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$22,578,366.11

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$370,236.23	$370,236.23	$—	$—	$22,208,129.88
Interest - Class A-1 Notes	$—	$—	$—	$—	$22,208,129.88
Interest - Class A-2 Notes	$—	$—	$—	$—	$22,208,129.88
Interest - Class A-3 Notes	$189,169.28	$189,169.28	$—	$—	$22,018,960.60
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$21,927,622.60
First Allocation of Principal	$—	$—	$—	$—	$21,927,622.60
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$21,913,040.22
Second Allocation of Principal	$—	$—	$—	$—	$21,913,040.22
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$21,896,876.45
Third Allocation of Principal	$4,271,530.14	$4,271,530.14	$—	$—	$17,625,346.31
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$17,606,356.71
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,042,356.71
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,042,356.71
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$651,146.72
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$651,146.72
Remaining Funds to Certificates	$651,146.72	$651,146.72	$—	$—	$—
Total	$22,578,366.11	$22,578,366.11	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$444,283,470.45	$423,056,730.32
Note Balance	$440,892,260.46	$419,665,520.33
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	15	$165,952.11
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	66	$84,324.90
Monthly Net Losses (Liquidation Proceeds)			$81,627.21
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.12%
Second Preceding Collection Period			0.19%
Preceding Collection Period			0.18%
Current Collection Period			0.23%
Four-Month Average Net Loss Ratio			0.18%
Cumulative Net Losses for All Periods			$2,001,829.27
Cumulative Net Loss Ratio			0.15%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.24%	79	$1,028,922.86
60-89 Days Delinquent	0.17%	47	$698,315.05
90-119 Days Delinquent	0.05%	10	$197,945.67
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.46%	136	$1,925,183.58

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$48,284.03
Total Repossessed Inventory		6	$72,041.63

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		57	$896,260.72
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.16%
Second Preceding Collection Period			0.16%
Preceding Collection Period			0.19%
Current Collection Period			0.21%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.21	0.05%	16	0.04%